Schedules of Investments (Unaudited)
Pax Small Cap Fund	March 31, 2022

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 96.3%
COMMUNICATION SERVICES: 3.3%
QuinStreet, Inc. (a)	1,021,390	$11,848,124
TechTarget, Inc. (a)	139,500	11,338,560
		23,186,684

CONSUMER DISCRETIONARY: 9.8%
Carter's, Inc.	89,826	8,263,094
Columbia Sportswear Co.	95,515	8,646,973
Deckers Outdoor Corp. (a)	28,000	7,665,560
Fox Factory Holding Corp. (a)	83,331	8,162,271
Leslie's, Inc. (a)(b)	446,021	8,634,967
National Vision Holdings, Inc. (a)	255,669	11,139,498
Planet Fitness, Inc., Class A (a)	134,271	11,343,214
Visteon Corp. (a)	57,500	6,274,975
		70,130,552

CONSUMER STAPLES: 4.6%
BJ's Wholesale Club Holdings, Inc. (a)	119,955	8,110,158
Darling Ingredients, Inc. (a)	183,294	14,733,172
Simply Good Foods Co., The (a)	258,620	9,814,629
		32,657,959

FINANCIALS: 19.8%
Brightsphere Investment Group, Inc.	823,745	19,975,816
Eastern Bankshares, Inc.	665,000	14,324,100
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	253,505	12,023,742
HomeTrust Bancshares, Inc.	732,236	21,622,929
Independent Bank Corp.	275,000	22,464,750
SuRo Capital Corp.	708,398	6,113,475
Victory Capital Holdings, Inc., Class A	972,198	28,067,355
Voya Financial, Inc.	246,040	16,324,754
		140,916,921

HEALTH CARE: 17.4%
Colfax Corp. (a)	181,892	7,237,483
CryoPort, Inc. (a)(b)	237,375	8,286,761
Health Catalyst, Inc. (a)	385,056	10,061,513
Karuna Therapeutics, Inc. (a)	99,463	12,610,914
Ligand Pharmaceuticals, Inc. (a)	164,320	18,484,357
Natus Medical, Inc. (a)	456,049	11,984,968
Omnicell, Inc. (a)	113,163	14,653,477
Pacira BioSciences, Inc. (a)	285,027	21,753,261
R1 RCM, Inc. (a)	156,711	4,193,586
SI-BONE, Inc. (a)	645,343	14,584,752
		123,851,072

INDUSTRIALS: 14.1%
Advanced Drainage Systems, Inc.	94,433	11,219,585
AZEK Co Inc., The (a)	419,349	10,416,629
Comfort Systems USA, Inc.	75,695	6,737,612
EnPro Industries, Inc.	100,000	9,773,000
Evoqua Water Technologies Corp. (a)	314,343	14,767,834
Gates Industrial Corp., PLC (a)	427,713	6,441,358

GrafTech International, Ltd.	800,000	7,696,000
Herc Holdings, Inc.	45,000	7,519,050
MSA Safety, Inc.	60,089	7,973,810
Stericycle, Inc. (a)	167,906	9,893,022
Vertiv Holdings Co.	561,461	7,860,454
		100,298,354

INFORMATION TECHNOLOGY: 14.7%
8x8, Inc. (a)	373,491	4,702,252
A10 Networks, Inc.	250,000	3,487,500
Belden, Inc.	190,000	10,526,000
Ciena Corp. (a)	223,064	13,524,370
Extreme Networks, Inc. (a)	1,105,178	13,494,223
Mitek Systems, Inc. (a)(b)	452,579	6,639,334
Napco Security Technologies, Inc. (a)	450,000	9,234,000
Onto Innovation, Inc. (a)	177,557	15,427,928
Sprout Social, Inc., Class A (a)	86,724	6,948,327
Verra Mobility Corp. (a)	449,578	7,319,130
Workiva, Inc. (a)	114,314	13,489,052
		104,792,116

MATERIALS: 4.2%
Element Solutions, Inc.	586,946	12,854,117
Graphic Packaging Holding Co.	833,585	16,705,043
		29,559,160

REAL ESTATE: 8.4%
Altus Group, Ltd.	282,910	11,428,193
CatchMark Timber Trust, Inc, Class A, REIT	1,196,169	9,808,586
Healthcare Realty Trust, Inc., REIT	556,352	15,288,553
Rayonier, Inc., REIT	561,676	23,096,117
		59,621,449

TOTAL COMMON STOCKS		685,014,267
(Cost $616,620,396)		.

MONEY MARKET: 4.5%
State Street Institutional U.S. Government Money Market Fund, 0.250% (c)(d)	32,358,247	32,358,247
(Cost $32,358,247)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.286% (c)(d)	4,420,725	4,420,725
(Cost $4,420,725)

TOTAL INVESTMENTS: 101.4%		721,793,239
(Cost $653,399,368)

PAYABLE UPON RETURN OF SECURITIES LOANED: -0.6%		(4,420,725)

OTHER ASSETS AND LIABILITIES - (NET): -0.8%		(5,406,788)

Net Assets: 100.0%		$711,965,726

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2022. The total market value of securities on loan as of March 31, 2022 was $11,855,520.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2022.
(d)	Premier Class shares

REIT - Real Estate Investment Trust

March 31, 2022
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”)(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2022, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $298,550, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $510,838, representing 0.07% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2022:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,495,895,555	$-	$-	$1,495,895,555
Cash Equivalents	26,113,972	-	-	26,113,972
Total	$1,522,009,527	$-	$-	$1,522,009,527
Small Cap
Common Stocks	$685,014,267	$-	$-	$685,014,267
Cash Equivalents	36,778,972	-	-	36,778,972
Total	$721,793,239	$-	$-	$721,793,239
US Sustainable Economy
Common Stocks	$310,492,088	$-	$-	$310,492,088
Cash Equivalents	2,417,539	-	-	3,417,539
Total	$312,909,627	$-	$-	$312,909,627
Global Sustainable Infrastructure
Common Stocks	$50,855,525	$48,152,589	$-	$99,008,114
Exchange-Traded Funds	-	9,384	-	9,384
Cash Equivalents	1,193,911	-	-	1,193,911
Total	$52,049,436	$48,161,973	$-	$100,211,409
Global Opportunities
Common Stocks	$69,641,310	$59,119,941	$-	$128,761,251
Cash Equivalents	740,193	-	-	740,193
Total	$70,381,503	$59,119,941	$-	$129,501,444
Global Environmental Markets
Common Stocks	$1,466,864,196	$992,841,518	$-	$2,459,705,714
Cash Equivalents	42,763,453	-	-	42,763,453
Total	$1,509,627,649	$992,841,518	$-	$2,502,469,167
Global Women’s Leadership
Common Stocks	$698,657,695	$241,955,656	$-	$940,613,351
Preferred Stocks	-	540,873	-	540,873
Cash Equivalents	4,414,041	-	-	4,414,041
Total	$703,071,736	$242,496,529	$-	$945,568,265
International Sustainable Economy
Common Stocks	$5,034,704	$852,019,280	$-	$857,053,984
Preferred Stocks	-	428,363	-	428,363
Cash Equivalents	13,162,327	-	-	13,162,327
Total	$18,197,031	$852,447,643	$-	$870,644,674
Core Bond
Community Investment Notes	$-	$-	$298,550	$298,550
Corporate Bonds	-	269,076,698	-	269,076,698
U.S. Gov't Agency Bonds	-	8,468,542	-	8,468,542
Government Bonds	-	2,775,280	-	2,775,280
Supranational Bonds	-	91,466,473	-	91,466,473
Municipal Bonds	-	14,013,832	-	14,013,832
U.S. Treasury Notes	-	104,952,220	-	104,952,220
Asset-Backed Securities	-	51,755,677	-	51,755,677
Mortgage-Backed Securities	-	181,315,108	-	181,315,108
Certificates of Deposit	-	252,132	-	252,132
Cash Equivalents	33,969,348	-	-	33,969,348
Total	$33,969,348	$724,075,962	$298,550	$758,343,860
High Yield Bond
Community Investment Notes	$-	$-	$510,838	$510,838
Common Stocks	-	-	0	0
Preferred Stocks	-	2,070,600	0	2,070,600
Corporate Bonds	-	648,216,137	-	648,216,137
Loans	-	13,735,980	-	13,735,980
Medium Term Certificates of Deposit	-	500,000	-	500,000
Certificates of Deposit	-	100,017	-	100,017
Cash Equivalents	18,239,077	-	-	18,239,077
Total	$18,239,077	$664,622,734	$510,838	$683,372,649
Sustainable Allocation
Affiliated Investment Companies	$2,332,558,549	$-	$-	$2,332,558,549
Cash Equivalents	130,512,421	-	-	130,512,421
Total	$2,463,070,970	$-	$-	$2,463,070,970

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2022, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/21	Gross Additions	Gross Reductions	Shares Held at 03/31/22	Value at 12/31/21	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 03/31/22
Sustainable Allocation
Large Cap	76,137,343	-	-	76,137,343	$1,132,162,284	$-	$-	$135,599,532	$1,064,400,049
Small Cap	4,377,966	-	-	4,377,966	83,137,569	-	-	1,978,331	73,593,604
Global Sustainable Infrastructure	7,758,860	-	-	7,758,860	78,752,429	-	-	(35,429,140)	76,890,302
Global Opportunities	4,015,222	-	-	4,015,222	68,861,063	-	-	1,646,081	61,633,663
Global Environmental Markets	2,851,724	-	-	2,851,724	72,433,778	-	-	119,350	61,825,367
Global Women's Leadership	1,992,667	-	-	1,992,667	70,400,912	-	-	3,324,388	65,040,639
International Sustainable Economy	15,930,405	-	-	15,930,405	171,411,156	-	-	(4,662,890)	157,551,704
Core Bond	71,152,536	337,700	-	71,490,236	726,467,396	3,307,038	-	(68,875,247)	684,876,463
High Yield	13,284,046	144,245	-	13,428,291	91,394,238	945,649	-	(5,649,769)	86,746,758
Total					$2,495,020,825	$4,252,687	$-	$28,050,637	$2,332,558,549